As filed with the Securities and Exchange Commission on June 18, 2012

File No. 002-77048
File No. 811-03451

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 63

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 62

SEI DAILY INCOME TRUST

SEI Investments Company

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(610) 676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 63 to Registration Statement No. 002-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of June, 2012.

SEI DAILY INCOME TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	June 18, 2012
Rosemarie B. Greco

	*	Trustee	June 18, 2012
William M. Doran

	*	Trustee	June 18, 2012
George J. Sullivan, Jr.

	*	Trustee	June 18, 2012
Nina Lesavoy

	*	Trustee	June 18, 2012
James M. Williams

	*	Trustee	June 18, 2012
Mitchell A. Johnson

	*	Trustee	June 18, 2012
Hubert L. Harris, Jr.

	/s/ Robert A. Nesher	Trustee, President & Chief Executive Officer	June 18, 2012
Robert A. Nesher

	/s/ Peter A. Rodriguez	Controller & Chief Financial Officer	June 18, 2012
Peter A. Rodriguez

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)